Certain Balance Sheet Items Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory, Raw Materials, Net of Reserves	$ 1,697	$ 1,734
Inventory, Work in Process, Net of Reserves	2,673	2,483
Inventory, Finished Goods, Net of Reserves	5,632	7,109
Inventory, Net	$ 10,002	$ 11,326